SCHEDULE OF OTHER CURRENT ASSETS (Details) (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Other Liabilities Disclosure [Abstract]
Repayments of debt	$ 17,850